TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 52,658	$ 7,635	¥ 46,360
Impairment of long-lived assets	40,784	5,913	40,289
Impairment of long-term investment	3,024	438	3,024
Accrued expense	22,108	3,205	16,836
Tax losses	358,454	51,971	262,209
Property and equipment	38,365	5,562	28,569
Intangible assets	7,142	1,035	5,773
Finance lease	372,997	54,079	386,849
Deferred government grant	1,714	249	1,046
Operating lease	768,638	111,442	623,074
Loss picked up on equity method investments	69,440	10,070	66,121
Valuation allowance	(397,457)	(57,626)	(261,960)
Total deferred tax assets, net of valuation allowance	1,337,867	193,973	1,218,190
Non-current
Intangible assets	266,922	38,699	241,090
Property and equipment	360,989	52,338	139,566
Capitalized interest expenses	39,606	5,742	28,604
Finance lease	289,586	41,986	306,598
Operating lease	768,638	111,442	623,074
Investment in subsidiaries	98,608	14,299	59,660
Total non-current deferred tax liabilities	1,824,349	264,506	1,398,592
Net deferred tax liabilities	(486,482)	(70,533)	(180,402)
Deferred tax assets	196,098	28,432	168,002
Deferred tax liabilities	682,580	98,965	348,404
Net deferred tax assets	¥ (486,482)	$ (70,533)	¥ (180,402)